Exhibit 99.1

Nissan Auto Receivables 14-A

Nissan Auto Receivables 2014-A

Collection Period	31-Aug-17	30/360 Days	30	Collection Period Start	1-Aug-17
Distribution Date	15-Sep-17	Actual/360 Days	31	Collection Period End	31-Aug-17
				Prior Month Settlement Date	15-Aug-17
				Current Month Settlement Date	15-Sep-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	123,506,258.42	113,461,872.35	0.108923
Yield Supplement Overcollaterization		26,151,160.13	966,713.66	839,296.75
Total Adjusted Portfolio		1,041,666,670.96	122,539,544.76	112,622,575.60
Total Adjusted Securities		1,041,666,670.96	122,539,544.76	112,622,575.60	0.108118
Class A-1 Notes	0.19000%	219,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.42000%	330,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.72000%	351,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.34000%	100,000,000.00	80,872,873.80	70,955,904.64	0.709559
Certificates	0.00000%	41,666,670.96	41,666,670.96	41,666,670.96	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	9,916,969.16	90,308.04	99.1696916	0.9030804
Certificates	0.00	0.00	—	—

Total Securities	9,916,969.16	90,308.04

Nissan Auto Receivables 14-A

I. COLLECTIONS

Interest:
Interest Collections		334,406.59
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		334,406.59
Principal:
Principal Collections		9,966,830.02
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		9,966,830.02
Recoveries of Defaulted Receivables		99,771.22
Servicer Advances		51,587.44

Total Collections		10,452,595.27

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance—Beginning of Period	18,017	122,539,544.76
Total Principal Payment		9,916,969.16

	17,407	112,622,575.60

III. DISTRIBUTIONS

Total Collections		10,452,595.27
Reserve Account Draw		0.00
Total Available for Distribution		10,452,595.27
1. Reimbursement of Advance		59,589.10
2. Servicing Fee:
Servicing Fee Due		102,921.88
Servicing Fee Paid		102,921.88
Servicing Fee Shortfall		0.00

Nissan Auto Receivables 14-A

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	90,308.04
Class A-4 Notes Monthly Interest Paid	90,308.04
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	90,308.04
Total Note Monthly Interest Paid	90,308.04
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	10,199,776.25

Nissan Auto Receivables 14-A

4. Total Monthly Principal Paid on the Notes	9,916,969.16
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	9,916,969.16
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	282,807.09
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	282,807.09

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,166.67
Beginning Reserve Account Balance	2,604,166.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,166.67
Required Reserve Account Amount for Next Period	2,604,166.67

Nissan Auto Receivables 14-A

VI. POOL STATISTICS

Weighted Average Coupon		3.22%
Weighted Average Remaining Maturity		19.14

	Amount	Number
Principal on Defaulted Receivables	77,556.05	9
Principal Recoveries of Defaulted Receivables	99,771.22

Monthly Net Loss	(22,215.17)
Pool Balance at Beginning of Collection Period	123,506,258.42
Net Loss Ratio for Third Preceding Collection Period	0.08%
Net Loss Ratio for Second Preceding Collection Period	-0.07%
Net Loss Ratio for Preceding Collection Period	0.37%
Net Loss Ratio for Current Collection Period	-0.22%
Four-Month Average Net Loss Ratio	0.04%
Cumulative Net Losses for all Periods	4,414,175.68

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,205,558.31	142	1.06%
61-90 Days Delinquent	385,309.54	48	0.34%
91-120 Days Delinquent	94,584.83	13	0.08%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,685,452.68	203	1.49%
61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.19%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.27%	0.23%
Delinquency Ratio for Preceding Collection Period	0.32%	0.28%
Delinquency Ratio for Current Collection Period	0.42%	0.35%
Four-Month Average Delinquency Ratio	0.30%	0.27%

Nissan Auto Receivables 14-A

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO
3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO
4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO
5. Has there been an issuance of notes or other securities backed by the Receivables?	NO
6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO